Stock Options (Details) - Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of warrants, beginning balance	5,690,000	4,190,000
Number of shares, granted		1,500,000
Number of shares, cancelled / forfeited	(2,440,000)
Number of warrants, ending balance	3,250,000	5,690,000
Number of shares, Vested	3,250,000
Weighted average exercise price, beginning balance	$ 0.13	$ 0.16
Weighted average exercise price, granted	0	0.04
Weighted average exercise price, exercised		0
Weighted average exercise price Cancelled / forfeited	0.19	0
Weighted average exercise price, ending balance	0.09	$ 0.13
Weighted average exercise price, Vested	0.09
Weighted average exercise price, Unvested	$ 0
Aggregate intrinsic value, ending	$ 0	$ 0
Aggregate intrinsic value, Vested	0
Aggregate intrinsic value, unvested	$ 0